Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001392972
Document Type	8-K
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	PROS Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33554
Entity Tax Identification Number	76-0168604
Entity Address, Address Line One	3200 Kirby Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	(713)
Local Phone Number	335-5151
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock $0.001 par value per share
Trading Symbol	PRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false